Provisions - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Liabilities for incurred claims [member]
Statement [Line Items]
Liability for self insurance	$ 12
Reported but not settled claims [member]
Statement [Line Items]
Liability for self insurance	2
Employment related obligations [Member]
Statement [Line Items]
Liability for self insurance	10
Owned and leased properties [Member]
Statement [Line Items]
Maximum liabilities last five policy years	$ 49	$ 42